UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21755

Name of Fund:  BlackRock Enhanced Equity Yield & Premium Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Enhanced Equity Yield & Premium Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/07

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments


BlackRock Enhanced Equity Yield & Premium Fund, Inc.

Schedule of Investments as of March 31, 2007

                                              Shares
Industry                                        Held    Common Stocks                                                   Value
Aerospace & Defense - 1.3%                    16,100    Boeing Co.                                                $     1,431,451
                                               3,900    L-3 Communications Holdings, Inc.                                 341,133
                                               7,300    Lockheed Martin Corp.                                             708,246
                                              25,500    United Technologies Corp.                                       1,657,500
                                                                                                                  ---------------
                                                                                                                        4,138,330

Air Freight & Logistics - 1.0%                11,400    CH Robinson Worldwide, Inc.                                       544,350
                                               9,300    FedEx Corp.                                                       999,099
                                              25,300    United Parcel Service, Inc. Class B                             1,773,530
                                                                                                                  ---------------
                                                                                                                        3,316,979

Automobiles - 0.9%                            36,100    Ford Motor Co.                                                    284,829
                                              23,900    General Motors Corp.                                              732,296
                                              33,600    Harley-Davidson, Inc.                                           1,974,000
                                                                                                                  ---------------
                                                                                                                        2,991,125

Beverages - 1.3%                              56,900    The Coca-Cola Co.                                               2,731,200
                                              21,700    PepsiCo, Inc.                                                   1,379,252
                                                                                                                  ---------------
                                                                                                                        4,110,452

Biotechnology - 3.7%                          62,800    Amgen, Inc. (b)                                                 3,509,264
                                              40,000    Biogen Idec, Inc. (b)                                           1,775,200
                                              30,000    Celgene Corp. (b)                                               1,573,800
                                              32,900    Genzyme Corp. (b)                                               1,974,658
                                              43,300    Gilead Sciences, Inc. (b)                                       3,312,450
                                                                                                                  ---------------
                                                                                                                       12,145,372

Building Products - 0.1%                      16,500    Masco Corp.                                                       452,100

Capital Markets - 2.5%                        18,300    E*Trade Financial Corp. (b)                                       388,326
                                              15,400    The Goldman Sachs Group, Inc.                                   3,182,102
                                              22,100    Lehman Brothers Holdings, Inc.                                  1,548,547
                                              39,000    Morgan Stanley                                                  3,071,640
                                                                                                                  ---------------
                                                                                                                        8,190,615

Chemicals - 1.1%                              34,400    The Dow Chemical Co.                                            1,577,584
                                              26,500    E.I. du Pont de Nemours & Co.                                   1,309,895
                                              12,400    Eastman Chemical Co.                                              785,292
                                                                                                                  ---------------
                                                                                                                        3,672,771

Commercial Banks - 4.4%                       23,300    BB&T Corp.                                                        955,766
                                               3,100    Comerica, Inc.                                                    183,272
                                              10,700    Fifth Third Bancorp                                               413,983
                                               2,400    First Horizon National Corp.                                       99,672
                                               5,100    HSBC Holdings Plc (c)                                             447,831
                                               4,600    Huntington Bancshares, Inc.                                       100,510
                                              48,800    KeyCorp                                                         1,828,536
                                              63,200    National City Corp.                                             2,354,200
                                              56,100    U.S. Bancorp                                                    1,961,817
                                              74,200    Wachovia Corp.                                                  4,084,710
                                              56,600    Wells Fargo & Co.                                               1,948,738
                                                                                                                  ---------------
                                                                                                                       14,379,035

Commercial Services &                         28,700    Pitney Bowes, Inc.                                              1,302,693
Supplies - 0.8%                               36,300    RR Donnelley & Sons Co.                                         1,328,217
                                                                                                                  ---------------
                                                                                                                        2,630,910

Communications Equipment - 5.5%                9,671    Ciena Corp. (b)                                                   270,304
                                             201,000    Cisco Systems, Inc. (b)                                         5,131,530
                                              39,200    Corning, Inc. (b)                                                 891,408
                                              92,500    Motorola, Inc.                                                  1,634,475
                                             178,700    QUALCOMM, Inc.                                                  7,623,342
                                              17,400    Research In Motion Ltd. (b)                                     2,374,926
                                                                                                                  ---------------
                                                                                                                       17,925,985

Computers & Peripherals - 5.2%                84,500    Apple Computer, Inc. (b)(e)                                     7,850,895
                                              85,500    Dell, Inc. (b)                                                  1,984,455
                                              88,400    EMC Corp. (b)                                                   1,224,340
                                              38,000    Hewlett-Packard Co.                                             1,525,320
                                              22,400    International Business Machines Corp.                           2,111,424
                                              26,500    Network Appliance, Inc. (b)                                       967,780
                                              29,600    SanDisk Corp. (b)                                               1,296,480
                                                                                                                  ---------------
                                                                                                                       16,960,694

Consumer Finance - 0.0%                        1,800    American Express Co.                                              101,520

Containers & Packaging - 0.1%                  3,300    Temple-Inland, Inc.                                               197,142

Distributors - 0.5%                           29,900    Genuine Parts Co.                                               1,465,100

Diversified Financial Services - 3.1%         57,101    Bank of America Corp.                                           2,913,293
                                               2,200    Chicago Mercantile Exchange Holdings, Inc.                      1,171,412
                                              65,100    Citigroup, Inc.                                                 3,342,234
                                              53,300    JPMorgan Chase & Co.                                            2,578,654
                                                                                                                  ---------------
                                                                                                                       10,005,593

Diversified Telecommunication                123,232    AT&T Inc.                                                       4,859,038
Services - 3.3%                               78,600    Citizens Communications Co.                                     1,175,070
                                              19,819    Embarq Corp.                                                    1,116,801
                                              55,500    Qwest Communications International Inc. (b)                       498,945
                                              79,532    Verizon Communications, Inc.                                    3,015,853
                                                                                                                  ---------------
                                                                                                                       10,665,707

Electric Utilities - 1.7%                      7,600    American Electric Power Co., Inc.                                 370,500
                                              23,800    Duke Energy Corp.                                                 482,902
                                               7,900    FPL Group, Inc.                                                   483,243
                                               6,600    FirstEnergy Corp.                                                 437,184
                                               1,900    Pinnacle West Capital Corp.                                        91,675
                                              38,800    Progress Energy, Inc.                                           1,957,072
                                              49,200    The Southern Co.                                                1,803,180
                                                                                                                  ---------------
                                                                                                                        5,625,756

Electrical Equipment - 0.2%                   15,800    Emerson Electric Co.                                              680,822

Electronic Equipment &                         4,100    Agilent Technologies, Inc. (b)                                    138,129
Instruments - 0.0%

Energy Equipment & Services - 0.4%            18,100    Halliburton Co.                                                   574,494
                                              10,100    Schlumberger Ltd.                                                 697,910
                                                                                                                  ---------------
                                                                                                                        1,272,404

Food & Staples Retailing - 1.4%               24,400    Costco Wholesale Corp.                                          1,313,696
                                              52,400    Wal-Mart Stores, Inc.                                           2,460,180
                                              14,400    Walgreen Co.                                                      660,816
                                                                                                                  ---------------
                                                                                                                        4,434,692

Food Products - 0.4%                          77,300    Sara Lee Corp.                                                  1,307,916

Gas Utilities - 0.8%                          51,300    Atmos Energy Corp.                                              1,604,664
                                              15,600    Oneok, Inc.                                                       702,000
                                              11,900    Spectra Energy Corp.                                              312,613
                                                                                                                  ---------------
                                                                                                                        2,619,277

Health Care Equipment &                       38,486    Boston Scientific Corp. (b)                                       559,586
Supplies - 1.2%                               43,400    Medtronic, Inc.                                                 2,129,204
                                              15,400    Zimmer Holdings, Inc. (b)                                       1,315,314
                                                                                                                  ---------------
                                                                                                                        4,004,104

Health Care Providers &                        3,600    Cigna Corp.                                                       513,576
Services - 1.1%                               14,600    Humana, Inc. (b)                                                  847,092
                                               9,200    Manor Care, Inc.                                                  500,112
                                              32,700    UnitedHealth Group, Inc.                                        1,732,119
                                                                                                                  ---------------
                                                                                                                        3,592,899

Hotels, Restaurants & Leisure - 1.8%          52,600    McDonald's Corp.                                                2,369,630
                                              61,300    Starbucks Corp. (b)                                             1,922,368
                                              14,600    Wynn Resorts Ltd.                                               1,384,956
                                                                                                                  ---------------
                                                                                                                        5,676,954

Household Durables - 1.7%                     13,600    D.R. Horton, Inc.                                                 299,200
                                              30,400    Fortune Brands, Inc.                                            2,396,128
                                               6,900    KB Home, Inc.                                                     294,423
                                               6,600    Lennar Corp. Class A                                              278,586
                                              19,600    Newell Rubbermaid, Inc.                                           609,364
                                              62,000    Tupperware Corp.                                                1,545,660
                                                                                                                  ---------------
                                                                                                                        5,423,361

Household Products - 0.7%                     37,900    The Procter & Gamble Co.                                        2,393,764

IT Services - 1.4%                            24,700    Automatic Data Processing, Inc.                                 1,073,833
                                               6,175    Broadridge Financial Solutions, Inc.                              121,647
                                              18,100    Cognizant Technology Solutions Corp. (b)                        1,597,687
                                              23,800    First Data Corp.                                                  640,220
                                              28,700    Paychex, Inc.                                                   1,086,869
                                                                                                                  ---------------
                                                                                                                        4,520,256

Industrial Conglomerates - 3.6%               19,600    3M Co.                                                          1,498,028
                                             199,100    General Electric Co.                                            7,040,176
                                              16,100    Textron, Inc.                                                   1,445,780
                                              52,100    Tyco International Ltd.                                         1,643,755
                                                                                                                  ---------------
                                                                                                                       11,627,739

Insurance - 1.6%                              31,600    The Allstate Corp.                                              1,897,896
                                              29,300    American International Group, Inc.                              1,969,546
                                              11,500    Lincoln National Corp.                                            779,585
                                               7,500    The Travelers Cos., Inc.                                          388,275
                                                                                                                  ---------------
                                                                                                                        5,035,302

Internet & Catalog Retail - 0.5%              41,000    Amazon.com, Inc. (b)                                            1,631,390

Internet Software & Services - 3.2%           68,807    eBay, Inc. (b)                                                  2,280,952
                                              12,200    Google, Inc. Class A (b)                                        5,589,552
                                              75,500    Yahoo! Inc. (b)                                                 2,362,395
                                                                                                                  ---------------
                                                                                                                       10,232,899

Life Sciences Tools & Services - 0.4%         26,100    Thermo Fisher Scientific, Inc. (b)                              1,220,175

Machinery - 0.9%                              17,500    Caterpillar, Inc.                                               1,173,025
                                               5,000    Cummins, Inc.                                                     723,600
                                               8,400    Deere & Co.                                                       912,576
                                               4,800    Ingersoll-Rand Co. Class A                                        208,176
                                                                                                                  ---------------
                                                                                                                        3,017,377

Media - 2.0%                                  20,900    CBS Corp. Class B                                                 639,331
                                              83,850    Comcast Corp. Class A (b)                                       2,175,908
                                              44,700    The DIRECTV Group, Inc. (b)                                     1,031,229
                                               4,851    Idearc, Inc.                                                      170,270
                                              67,100    Regal Entertainment Group Series A                              1,333,277
                                              15,600    Time Warner, Inc.                                                 307,632
                                              20,900    Viacom, Inc. Class B (b)                                          859,199
                                               1,800    Walt Disney Co.                                                    61,974
                                                                                                                  ---------------
                                                                                                                        6,578,820

Metals & Mining - 1.3%                        38,300    Alcoa, Inc.                                                     1,298,370
                                               6,400    Allegheny Technologies, Inc.                                      682,816
                                               3,500    Freeport-McMoRan Copper & Gold, Inc. Class B                      231,665
                                              16,600    Newmont Mining Corp.                                              697,034
                                              14,400    Nucor Corp.                                                       937,872
                                               3,400    Southern Copper Corp.                                             243,644
                                                                                                                  ---------------
                                                                                                                        4,091,401

Multi-Utilities - 1.0%                         4,000    Ameren Corp.                                                      201,200
                                               5,900    CenterPoint Energy, Inc.                                          105,846
                                              13,700    Consolidated Edison, Inc.                                         699,522
                                               3,400    DTE Energy Co.                                                    162,860
                                               4,372    Integrys Energy Group, Inc.                                       242,690
                                               5,200    NiSource, Inc.                                                    127,088
                                              26,800    OGE Energy Corp.                                                1,039,840
                                              31,600    TECO Energy, Inc.                                                 543,836
                                               7,700    Xcel Energy, Inc.                                                 190,113
                                                                                                                  ---------------
                                                                                                                        3,312,995

Multiline Retail - 0.5%                        9,400    Sears Holdings Corp. (b)                                        1,693,504

Oil, Gas & Consumable Fuels - 5.2%             8,900    BP Prudhoe Bay Royalty Trust                                      591,672
                                              30,400    Chevron Corp.                                                   2,248,384
                                              29,721    ConocoPhillips                                                  2,031,430
                                               7,800    Devon Energy Corp.                                                539,916
                                             135,500    Exxon Mobil Corp.                                              10,223,475
                                               6,300    Marathon Oil Corp.                                                622,629
                                              15,500    Occidental Petroleum Corp.                                        764,305
                                                                                                                  ---------------
                                                                                                                       17,021,811

Paper & Forest Products - 0.7%                39,200    International Paper Co.                                         1,426,880
                                              26,300    MeadWestvaco Corp.                                                811,092
                                                                                                                  ---------------
                                                                                                                        2,237,972

Pharmaceuticals - 6.5%                        25,400    Abbott Laboratories                                             1,417,320
                                              75,400    Bristol-Myers Squibb Co.                                        2,093,104
                                              41,000    Eli Lilly & Co.                                                 2,202,110
                                              87,200    Johnson & Johnson                                               5,254,672
                                              61,900    Merck & Co., Inc.                                               2,734,123
                                             217,000    Pfizer, Inc.                                                    5,481,420
                                              15,500    Sepracor, Inc. (b)                                                722,765
                                              27,900    Teva Pharmaceutical Industries Ltd. (c)                         1,044,297
                                                                                                                  ---------------
                                                                                                                       20,949,811

Real Estate Investment Trusts                102,100    Annaly Capital Management, Inc. (e)                             1,580,508
(REITs) - 1.3%                                 1,900    Apartment Investment & Management Co. Class A                     109,611
                                               6,400    Digital Realty Trust, Inc.                                        255,360
                                               5,600    Equity Residential                                                270,088
                                              10,500    Federal Realty Investment Trust                                   951,510
                                               3,600    Plum Creek Timber Co., Inc.                                       141,912
                                               4,400    Simon Property Group, Inc.                                        489,500
                                               2,300    Vornado Realty Trust                                              274,482
                                                                                                                  ---------------
                                                                                                                        4,072,971

Road & Rail - 0.9%                            12,200    Burlington Northern Santa Fe Corp.                                981,246
                                              19,100    Ryder System, Inc.                                                942,394
                                               9,500    Union Pacific Corp.                                               964,725
                                                                                                                  ---------------
                                                                                                                        2,888,365

Semiconductors & Semiconductor                40,700    Advanced Micro Devices, Inc. (b)                                  531,542
Equipment - 4.6%                             141,200    Applied Materials, Inc.                                         2,586,784
                                             269,840    Intel Corp.                                                     5,162,039
                                              32,300    Linear Technology Corp.                                         1,020,357
                                              37,561    Maxim Integrated Products, Inc.                                 1,104,293
                                              32,400    Nvidia Corp. (b)                                                  932,472
                                              51,800    Texas Instruments, Inc.                                         1,559,180
                                              84,700    Xilinx, Inc.                                                    2,179,331
                                                                                                                  ---------------
                                                                                                                       15,075,998

Software - 5.1%                               27,100    Adobe Systems, Inc. (b)                                         1,130,070
                                              22,498    Electronic Arts, Inc. (b)                                       1,132,999
                                             370,700    Microsoft Corp.                                                10,331,409
                                             152,862    Oracle Corp. (b)                                                2,771,388
                                              64,700    Symantec Corp. (b)                                              1,119,310
                                                                                                                  ---------------
                                                                                                                       16,485,176

Specialty Retail - 1.9%                       42,600    American Eagle Outfitters, Inc.                                 1,277,574
                                              14,900    Best Buy Co., Inc.                                                725,928
                                              62,800    Home Depot, Inc.                                                2,307,272
                                              38,300    Lowe's Cos., Inc.                                               1,206,067
                                              25,400    Staples, Inc.                                                     656,336
                                                                                                                  ---------------
                                                                                                                        6,173,177

Textiles, Apparel & Luxury                    21,400    Coach, Inc. (b)                                                 1,071,070
Goods - 0.4%                                   9,662    Hanesbrands, Inc. (b)                                             283,966
                                                                                                                  ---------------
                                                                                                                        1,355,036

Thrifts & Mortgage Finance - 1.5%             24,200    Fannie Mae                                                      1,320,836
                                              10,000    Freddie Mac                                                       594,900
                                               9,700    IndyMac Bancorp, Inc.                                             310,885
                                              90,800    New York Community Bancorp, Inc.                                1,597,172
                                              22,500    Washington Mutual, Inc.                                           908,550
                                                                                                                  ---------------
                                                                                                                        4,732,343

Tobacco - 2.4%                                64,200    Altria Group, Inc.                                              5,637,402
                                              27,300    Reynolds American, Inc.                                         1,703,793
                                               6,000    UST, Inc.                                                         347,880
                                                                                                                  ---------------
                                                                                                                        7,689,075

Wireless Telecommunication                    82,397    Sprint Nextel Corp.                                             1,562,248
Services - 0.5%

                                                        Total Common Stocks
                                                        (Cost - $295,690,982) - 93.6%                                 303,725,349



                                          Beneficial
                                            Interest    Short-Term Securities
                                      $   23,606,019    BlackRock Liquidity Series, LLC
                                                        Money Market Series, 5.33% (a)(d)                              23,606,019

                                                        Total Short-Term Securities
                                                        (Cost - $23,606,019) - 7.3%                                    23,606,019



                                           Number of
                                           Contracts    Options Purchased
Call Options Purchased - 0.0%                    225    S&P 500 Index, expiring April 2007 at USD 1,470                    29,250

Put Options Purchased - 0.1%                     180    S&P 500 Index, expiring April 2007 at USD 1,395                   162,000


                                                        Total Options Purchased
                                                        (Premiums Paid - $199,215 ) - 0.0%                                191,250

                                                        Total Investments (Cost - $319,496,216) - 100.9%              327,522,618



                                                        Options Written
Call Options Written - (1.1%)                    300    NASDAQ Index 100, expiring April 2007
                                                        at USD 1,800                                                    (492,000)
                                                 350    S&P 500 Index, expiring April 2007 at USD 1,410                 (924,000)
                                               1,220    S&P 500 Index, expiring April 2007 at USD 1,425               (2,074,000)
                                                 213    S&P 500 Index, expiring April 2007 at USD 1,450                 (110,760)
                                                                                                                  ---------------
                                                                                                                      (3,600,760)

Put Options Written - (0.0%)                     180    S&P 500 Index, expiring April 2007 at USD 1,365                  (77,400)

                                                        Total Options Written
                                                        (Premiums Received - $3,147,577) - (1.1%)                     (3,678,160)

                                                        Total Investments, Net of Options Written
                                                        (Cost - $316,348,639*) - 99.8%                                323,844,458
                                                        Other Assets Less Liabilities - 0.2%                              505,307
                                                                                                                  ---------------
                                                        Net Assets - 100.0%                                       $   324,349,765
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $      316,487,474
                                                 ==================
    Gross unrealized appreciation                $       19,905,713
    Gross unrealized depreciation                      (12,548,729)
                                                 ------------------
    Net unrealized appreciation                  $        7,356,984
                                                 ==================


(a) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    BlackRock Liquidity Series, LLC
    Money Market Series                       $  1,615,410       $   206,454


(b) Non-income producing security.

(c) Depositary receipts.

(d) Represents the current yield as of March 31, 2007.

(e) Security held as collateral in connection with open financial futures contracts.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Financial futures contracts purchased on March 31, 2007, were as follows:

                                                                   Unrealized
    Number of                     Expiration        Face         Appreciation
    Contracts      Issue             Date          Value       (Depreciation)

       15      NASDAQ 100 Index   June 2007     $  2,726,314    $    (40,189)
       48      S&P 500 Index      June 2007     $ 17,870,737           19,263
                                                                -------------
    Total                                                       $    (20,926)
                                                                =============


Item 2 -   Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Enhanced Equity Yield & Premium Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Enhanced Equity Yield & Premium Fund, Inc.


Date:  May 21, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Enhanced Equity Yield & Premium Fund, Inc.


Date:  May 21, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Enhanced Equity Yield & Premium Fund, Inc.


Date:  May 21, 2007